Other Non-financial Liabilities - Summary of Other Non-financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 838,827,074	$ 657,659,267
Creditors for sale of assets
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	7,250,169	6,231,330
Tax withholdings and collections payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	219,709,791	167,134,113
Payroll and Social Contributions Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	234,052,974	185,618,336
Withholdings on Payroll Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	13,341,569	4,994,980
Fees to Directors and Syndics
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	9,753,277	3,607,826
Value-Added Tax
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	50,194,206	35,944,859
Sundry Creditors
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	154,030,720	115,933,410
Taxes Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	130,787,943	123,510,816
Obligations Arising from Contracts with Customers
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	8,485,138	8,564,905
Retirement payment orders pending settlement
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	1,646,520	1,139,082
Other Non-financial Liabilities
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 9,574,767	$ 4,979,610